Bank Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Bank Loans
Short-term bank loans	$ 81,341	$ 71,869
Current portion of long-term bank loans		697
Subtotal	81,341	72,566
Long-term loans	5,691	842
Less: Current portion of long-term bank loans		(697)
Subtotal	5,691	145
Total bank loans	$ 87,032	$ 72,711